Cover Page	Apr. 25, 2024
Cover [Abstract]
Entity Registrant Name	JUNIPER NETWORKS, INC.
Amendment Flag	false
Entity Central Index Key	0001043604
Document Type	8-K
Document Period End Date	Apr. 25, 2024
Entity Incorporation, State or Country Code	DE
Entity File Number	001-34501
Entity Tax Identification Number	77-0422528
Entity Address, Address Line One	1133 Innovation Way
Entity Address, City or Town	Sunnyvale,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	408
Local Phone Number	745-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	JNPR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false